Inventory (Tables)	6 Months Ended
Apr. 30, 2024
Inventory [Abstract]
Schedule of Inventory Net	Inventory, net consists of the following:
	April 30, 2023	October 31, 2023
Merchandise	$211,108	$840,557
Total, net	$211,108	$840,557